Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Please refer to the Compensation Discussion and Analysis for the complete discussion as to how pay was determined.

Year	Summary Compensation Table (“SCT”) Total for Childers (PEO) (1) ($)	Compensation Actually Paid to Childers (PEO) (1,2,3) ($)	Average SCT Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1,2,3) ($)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($MM)	Adjusted EBITDA (5) ($MM)
					TSR ($)	Peer Group TSR ($)
2024	8,512,663	30,716,520	2,660,372	7,648,864	338	212	172	595
2023	8,020,736	17,142,980	2,351,929	4,321,844	202	147	105	450
2022	7,192,632	7,318,092	1,951,033	1,976,804	112	129	44	363
2021	6,609,272	3,716,961	1,708,806	1,212,821	87	106	28	326
2020	6,123,248	6,701,111	1,466,445	1,427,338	94	77	(68)	415
(1)	Mr. Childers was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are: Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode.
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s Named Executive Officers. These amounts reflect the SCT Total with certain adjustments as described in footnote 3 below.
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts under Exclusion of Stock Awards are the totals from the Stock Awards column set forth in the SCT.

PEO – Mr. Childers

Year	SCT Total for PEO ($)	Exclusion of Equity Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	8,512,663	(5,479,375)	27,683,232	30,716,520
2023	8,020,736	(5,211,360)	14,333,604	17,142,980
2022	7,192,632	(4,879,884)	5,005,344	7,318,092
2021	6,609,272	(4,375,869)	1,483,558	3,716,961
2020	6,123,248	(4,245,524)	4,823,387	6,701,111

NON-PEO NEOs – Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode

Year	Average Summary SCT ($)	Average Exclusion of Equity Awards ($)	Average Inclusion of Equity Values ($)	Average Compensation Actually Paid ($)
2024	2,660,372	(1,397,241)	6,385,733	7,648,864
2023	2,351,929	(1,217,851)	3,187,765	4,321,844
2022	1,951,033	(1,003,068)	1,028,839	1,976,804
2021	1,708,806	(840,462)	344,477	1,212,821
2020	1,466,445	(769,493)	730,386	1,427,338

The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO – Mr. Childers

Year	Year-End Fair Value (“FV”) of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in FV From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in FV From Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Inclusion of Equity Values ($)
2024	9,527,500	15,413,228	1,621,904	1,120,600	27,683,232
2023	9,297,628	3,848,748	427,795	759,436	14,333,604
2022	4,861,691	(818,579)	451,332	510,900	5,005,344
2021	2,958,118	(1,910,090)	(160,663)	596,192	1,483,558
2020	5,563,896	(558,310)	(874,186)	691,987	4,823,387

NON-PEO NEOs – Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode

Year	Average Year-End FV of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in FV from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Change in FV from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Average Inclusion of Equity Values ($)
2024	2,429,513	3,397,466	314,803	243,951	6,385,733
2023	2,172,778	776,209	80,634	158,145	3,187,765
2022	999,328	(149,194)	78,509	100,196	1,028,839
2021	568,159	(323,536)	(1,545)	101,400	344,477
2020	796,610	(65,803)	(87,950)	87,529	730,386

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(4)	The peer group TSR shown in this table utilizes the Alerian Midstream Energy Total Return (AMNAX) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the AMNAX Index. Historical stock price performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other Named Executive Officers in 2024.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Childers was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are: Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode.

Peer Group Issuers, Footnote
(4)	The peer group TSR shown in this table utilizes the Alerian Midstream Energy Total Return (AMNAX) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the AMNAX Index. Historical stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,512,663	$ 8,020,736	$ 7,192,632	$ 6,609,272	$ 6,123,248
PEO Actually Paid Compensation Amount	$ 30,716,520	17,142,980	7,318,092	3,716,961	6,701,111
Adjustment To PEO Compensation, Footnote
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts under Exclusion of Stock Awards are the totals from the Stock Awards column set forth in the SCT.

PEO – Mr. Childers

Year	SCT Total for PEO ($)	Exclusion of Equity Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	8,512,663	(5,479,375)	27,683,232	30,716,520
2023	8,020,736	(5,211,360)	14,333,604	17,142,980
2022	7,192,632	(4,879,884)	5,005,344	7,318,092
2021	6,609,272	(4,375,869)	1,483,558	3,716,961
2020	6,123,248	(4,245,524)	4,823,387	6,701,111

The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO – Mr. Childers

Year	Year-End Fair Value (“FV”) of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in FV From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in FV From Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Inclusion of Equity Values ($)
2024	9,527,500	15,413,228	1,621,904	1,120,600	27,683,232
2023	9,297,628	3,848,748	427,795	759,436	14,333,604
2022	4,861,691	(818,579)	451,332	510,900	5,005,344
2021	2,958,118	(1,910,090)	(160,663)	596,192	1,483,558
2020	5,563,896	(558,310)	(874,186)	691,987	4,823,387

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,660,372	2,351,929	1,951,033	1,708,806	1,466,445
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,648,864	4,321,844	1,976,804	1,212,821	1,427,338
Adjustment to Non-PEO NEO Compensation Footnote
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts under Exclusion of Stock Awards are the totals from the Stock Awards column set forth in the SCT.

NON-PEO NEOs – Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode

Year	Average Summary SCT ($)	Average Exclusion of Equity Awards ($)	Average Inclusion of Equity Values ($)	Average Compensation Actually Paid ($)
2024	2,660,372	(1,397,241)	6,385,733	7,648,864
2023	2,351,929	(1,217,851)	3,187,765	4,321,844
2022	1,951,033	(1,003,068)	1,028,839	1,976,804
2021	1,708,806	(840,462)	344,477	1,212,821
2020	1,466,445	(769,493)	730,386	1,427,338

The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

NON-PEO NEOs – Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode

Year	Average Year-End FV of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in FV from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Change in FV from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Average Inclusion of Equity Values ($)
2024	2,429,513	3,397,466	314,803	243,951	6,385,733
2023	2,172,778	776,209	80,634	158,145	3,187,765
2022	999,328	(149,194)	78,509	100,196	1,028,839
2021	568,159	(323,536)	(1,545)	101,400	344,477
2020	796,610	(65,803)	(87,950)	87,529	730,386

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR, and the peer group’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Other NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other Named Executive Officers, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR, and the peer group’s cumulative TSR over the five most recently completed fiscal years.

Tabular List, Table

Important Financial Performance Measures

The Company considers the following financial performance measures to have been the most important in linking Compensation Actually Paid to our PEO and other Named Executive Officers for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA Cash Available for Dividend Leverage

Total Shareholder Return Amount	$ 338	202	112	87	94
Peer Group Total Shareholder Return Amount	212	147	129	106	77
Net Income (Loss)	$ 172,000,000	$ 105,000,000	$ 44,000,000	$ 28,000,000	$ (68,000,000)
Company Selected Measure Amount	595,000,000	450,000,000	363,000,000	326,000,000	415,000,000
PEO Name	Mr. Childers	Mr. Childers	Mr. Childers	Mr. Childers	Mr. Childers
Equity Awards Adjustments, Footnote

The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO – Mr. Childers

Year	Year-End Fair Value (“FV”) of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in FV From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in FV From Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Inclusion of Equity Values ($)
2024	9,527,500	15,413,228	1,621,904	1,120,600	27,683,232
2023	9,297,628	3,848,748	427,795	759,436	14,333,604
2022	4,861,691	(818,579)	451,332	510,900	5,005,344
2021	2,958,118	(1,910,090)	(160,663)	596,192	1,483,558
2020	5,563,896	(558,310)	(874,186)	691,987	4,823,387

NON-PEO NEOs – Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode

Year	Average Year-End FV of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in FV from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Change in FV from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Average Inclusion of Equity Values ($)
2024	2,429,513	3,397,466	314,803	243,951	6,385,733
2023	2,172,778	776,209	80,634	158,145	3,187,765
2022	999,328	(149,194)	78,509	100,196	1,028,839
2021	568,159	(323,536)	(1,545)	101,400	344,477
2020	796,610	(65,803)	(87,950)	87,529	730,386

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Available for Dividend
Measure:: 3
Pay vs Performance Disclosure
Name	Leverage
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,479,375)	$ (5,211,360)	$ (4,879,884)	$ (4,375,869)	$ (4,245,524)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,683,232	14,333,604	5,005,344	1,483,558	4,823,387
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,527,500	9,297,628	4,861,691	2,958,118	5,563,896
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,413,228	3,848,748	(818,579)	(1,910,090)	(558,310)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,621,904	427,795	451,332	(160,663)	(874,186)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,600	759,436	510,900	596,192	691,987
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,397,241)	(1,217,851)	(1,003,068)	(840,462)	(769,493)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,385,733	3,187,765	1,028,839	344,477	730,386
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,429,513	2,172,778	999,328	568,159	796,610
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,397,466	776,209	(149,194)	(323,536)	(65,803)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,803	80,634	78,509	(1,545)	(87,950)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 243,951	$ 158,145	$ 100,196	$ 101,400	$ 87,529